Note 4 - Segment and Revenue Information - Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 206,482	$ 170,621	$ 128,892
Other revenue		128,373	1,655
Total revenue		334,855	172,276	128,892
Customer group 1 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		74,572	67,882	55,685
Customer group 2 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		17,758	17,017	16,604
Ireland [member]
Statement Line Items [Line Items]
Total revenue		81,637	76,791	63,152
RUSSIAN FEDERATION
Statement Line Items [Line Items]
Total revenue		17,265	17,356	18,251
India 1 [member]
Statement Line Items [Line Items]
Total revenue		98,504	1,549
Kenya 1 [member]
Statement Line Items [Line Items]
Total revenue		35,086	3,426
Other geographical areas [member]
Statement Line Items [Line Items]
Total revenue	[1]	102,363	73,154	47,490
Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		154,968	138,444	109,239
Other revenue
Total revenue		154,968	138,444	109,239
Fintech [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Other revenue		128,373	1,655
Total revenue		128,373	1,655
Retail [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		29,802	9,287
Other revenue
Total revenue		29,802	9,287
All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		21,712	22,890	19,653
Other revenue
Total revenue		21,712	22,890	19,653
Search [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		86,155	80,204	68,192
Search [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		86,155	80,204	68,192
Search [member] | Fintech [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Search [member] | Retail [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Search [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Advertising [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		68,813	58,240	41,047
Advertising [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		68,813	58,240	41,047
Advertising [member] | Fintech [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Advertising [member] | Retail [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Advertising [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Airtime and handsets [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		29,802	9,287
Airtime and handsets [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Airtime and handsets [member] | Fintech [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Airtime and handsets [member] | Retail [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		29,802	9,287
Airtime and handsets [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers
Technology licensing or other [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]	21,712	22,890	19,653
Technology licensing or other [member] | Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]
Technology licensing or other [member] | Fintech [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]
Technology licensing or other [member] | Retail [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]
Technology licensing or other [member] | All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	[2]	$ 21,712	$ 22,890	$ 19,653

[1]	No other individual country exceeded 10% of total revenue.
[2]	Technology licensing and other revenue in 2019 include US$18,632 thousand related to professional services provided to associates and other related parties of the Group (2018: US$18,319 thousand and 2017: US$3,216 thousand).